UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6083

Name of Registrant:	VANGUARD OHIO TAX-FREE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1:	Schedule of Investments

August 31, 2004
Vanguard Ohio Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Amount (000)	Value (000)
MUNICIPAL BONDS (98.9%)
Adams County OH School Dist. GO	5.55%	12/1/2009 (1)	$1,000	$ 1,066
Akron OH Bath & Copley Joint Township Hosp. Dist. Rev. (Akron Medical Center)	5.50%	1/1/2008 (2)	1,000	1,013
Akron OH Bath & Copley Joint Township Hosp. Dist. Rev. (Akron Medical Center)	5.375%	1/1/2017 (2)	3,000	3,229
Akron OH GO	5.50%	12/1/2018 (1)	1,315	1,481
Akron OH Income Tax Rev. (Community Learning Center)	5.25%	12/1/2018 (3)	1,240	1,366
Akron OH Income Tax Rev. (Community Learning Center)	5.25%	12/1/2019 (3)	1,515	1,660
American Muni. Power Ohio Inc. (Omega JV)	5.25%	1/1/2014 (2)	2,625	2,913
American Muni. Power Ohio Inc. (Omega JV)	5.25%	1/1/2015 (2)	2,865	3,137
American Muni. Power Ohio Inc. (Omega JV)	5.25%	1/1/2016 (2)	1,015	1,108
Amherst OH Exempt Village School Dist. GO	5.75%	12/1/2017 (3)	1,300	1,487
Amherst OH Exempt Village School Dist. GO	5.75%	12/1/2018 (3)	1,300	1,487
Athens OH City School Dist. GO	6.65%	12/1/2013 (4)	640	794
Athens OH City School Dist. GO	6.65%	12/1/2014 (4)	680	851
Athens OH City School Dist. GO	6.65%	12/1/2015 (4)	725	916
Athens OH City School Dist. GO	6.65%	12/1/2016 (4)	770	978
Aurora County OH School Dist. GO	5.80%	12/1/2005 (3)(Prere.)	3,000	3,217
Avon OH Local School Dist. GO	5.25%	12/1/2023 (1)	745	797
Avon OH Local School Dist. GO	5.25%	12/1/2029 (1)	2,400	2,520
Bowling Green State Univ. Ohio General Receipts Rev	5.75%	6/1/2012 (3)	750	860
Bowling Green State Univ. Ohio General Receipts Rev	5.75%	6/1/2013 (3)	2,250	2,573
Bowling Green State Univ. Ohio General Receipts Rev	5.75%	6/1/2014 (3)	1,190	1,361
Bowling Green State Univ. Ohio General Receipts Rev	5.75%	6/1/2015 (3)	500	568
Butler County OH GO	5.25%	12/1/2016	1,570	1,741
Butler County OH GO	5.25%	12/1/2017	1,655	1,828
Butler County OH Sewer System Rev	5.375%	12/1/2015 (3)	1,230	1,359
Butler County OH Transp. Improvement Dist. Rev	6.00%	4/1/2011 (4)	4,000	4,531
Butler County OH Transp. Improvement Dist. Rev	6.00%	4/1/2012 (4)	2,320	2,628
Canal Winchester OH Local School Dist. GO	6.00%	12/1/2013 (3)	1,680	2,002
Canal Winchester OH Local School Dist. GO	5.50%	12/1/2017 (3)	805	907
Canal Winchester OH Local School Dist. GO	5.50%	12/1/2018 (3)	950	1,070
Canal Winchester OH Local School Dist. GO	5.50%	12/1/2019 (3)	1,080	1,213
Canton OH (Water Works System) GO	5.75%	12/1/2010 (2)	1,000	1,069
Canton OH (Water Works System) GO	5.85%	12/1/2015 (2)	1,000	1,068
Cincinnati OH City School Dist. Improvement GO	5.375%	12/1/2015 (1)	3,350	3,751
Cincinnati OH Water System Rev	5.50%	12/1/2013	1,380	1,557
Cincinnati OH Water System Rev	5.50%	12/1/2015	2,000	2,244
Cleveland OH Airport System Rev	0.00%	1/1/2005 (1)	3,975	3,957
Cleveland OH Airport System Rev	5.25%	1/1/2012 (4)	4,985	5,407
Cleveland OH GO	5.375%	9/1/2010 (2)	1,000	1,133
Cleveland OH GO	5.375%	9/1/2012 (2)	1,000	1,141
Cleveland OH GO	5.50%	12/1/2011 (3)	1,340	1,519
Cleveland OH GO	5.50%	12/1/2012 (3)	1,415	1,608
Cleveland OH GO	5.60%	12/1/2013 (3)	1,600	1,823
Cleveland OH GO	5.50%	12/1/2020 (3)	1,135	1,259
Cleveland OH GO	5.25%	8/1/2021 (3)	2,400	2,595
Cleveland OH Public Power System Rev	5.25%	11/15/2016 (1)	5,950	6,413
Cleveland OH School Dist. GO	0.00%	12/1/2008 (3)(ETM)	400	355
Cleveland OH State Univ. Rev	5.25%	6/1/2019 (3)	2,825	3,108
Cleveland OH State Univ. Rev	5.25%	6/1/2024 (3)	1,000	1,066
Cleveland OH Water Works Rev	5.50%	1/1/2013 (1)	3,805	4,278
Cleveland OH Water Works Rev	5.50%	1/1/2021 (1)	9,635	11,055
Cleveland-Cuyahoga County OH Port Auth. Rev. (Rock & Roll Hall of Fame)	5.40%	12/1/2006 (2)(Prere.)	2,000	2,184
Columbus OH Regional Airport Auth. Airport Refunding Rev	5.50%	1/1/2017 (3)	1,385	1,517
Columbus OH Regional Airport Auth. Airport Refunding Rev	5.50%	1/1/2018 (3)	1,455	1,586
Columbus OH Regional Airport Auth. Airport Refunding Rev	5.50%	1/1/2019 (3)	1,000	1,085
Cuyahoga County OH (Capital Improvement) GO	5.75%	12/1/2012	2,000	2,291
Cuyahoga County OH (Capital Improvement) GO	5.75%	12/1/2013	2,000	2,291
Cuyahoga County OH (Capital Improvement) GO	5.75%	12/1/2014	2,000	2,291
Cuyahoga County OH (Capital Improvement) GO	5.75%	12/1/2015	1,710	1,950
Cuyahoga County OH Hosp. Refunding & Improvement Rev. (Univ. Hosp.)	5.375%	1/15/2009 (1)	3,500	3,722
Cuyahoga County OH Hosp. Refunding & Improvement Rev. (Univ. Hosp.)	5.50%	1/15/2019 (1)	7,545	8,021
Defiance OH Waterworks System GO	5.65%	12/1/2018 (2)	1,130	1,274
Dublin County OH Variable Purpose GO	5.00%	12/1/2020	2,500	2,649
Erie County OH Hosp. Fac. Rev. (Firelands Regional Medical Center)	5.50%	8/15/2022	1,750	1,800
Fairborn OH City School Dist. School Improvement GO	6.40%	12/1/2015 (4)	500	592
Fairborn OH City School Dist. School Improvement GO	5.50%	12/1/2016 (3)	1,840	2,072
Fairborn OH City School Dist. School Improvement GO	5.375%	12/1/2020 (3)	1,200	1,320
Fairfield County OH Hosp. Rev. (Lancaster-Fairfield Hosp.)	5.375%	6/15/2015 (1)	3,000	3,369
Franklin County OH Convention Center Rev	0.00%	12/1/2007 (1)	4,355	4,028
Franklin County OH GO	5.375%	12/1/2020	4,255	4,692
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	1.30%	9/8/2004 LOC	1,660	1,660
Gallia County OH Hosp. Rev. (Holzer Medical Center)	5.125%	10/1/2013 (2)	2,000	2,177
Garfield Heights OH City School Dist. School Improvement GO	5.50%	12/15/2018 (1)	1,640	1,848
Greater Cleveland OH Regional Transp. Auth. GO	5.65%	12/1/2006 (3)(Prere.)	1,000	1,093
Greater Cleveland OH Regional Transp. Auth. GO	5.375%	12/1/2010 (3)	1,665	1,851
Greene County OH Sewer System Rev	5.125%	12/1/2020 (1)	2,000	2,148
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.25%	12/1/2020 (3)	1,185	1,294
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.25%	12/1/2021 (3)	1,245	1,350
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.25%	12/1/2023 (3)	1,380	1,478
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.25%	12/1/2024 (3)	1,455	1,549
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.20%	5/15/2009 (1)	2,000	2,179
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.375%	5/15/2013 (1)	2,235	2,465
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.50%	5/15/2019 (3)	2,865	3,191
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.50%	5/15/2020 (3)	3,020	3,343
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of Greater Cincinnati) VRDO	1.27%	9/8/2004 (1)	940	940
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of Greater Cincinnati) VRDO	1.32%	9/8/2004 (1)	270	270
Hamilton County OH Sales Tax Rev	0.00%	12/1/2028 (2)	9,915	2,814
Hamilton County OH Sales Tax Rev. (Hamilton County Football)	5.50%	6/1/2008 (1)(Prere.)	575	644
Hamilton County OH Sewer System Rev	5.45%	12/1/2009 (3)	3,250	3,668
Hamilton County OH Sewer System Rev	5.625%	12/1/2013 (1)	965	1,096
Hamilton County OH Sewer System Rev	5.625%	12/1/2014 (1)	755	858
Hamilton County OH Sewer System Rev	5.25%	12/1/2018 (1)	1,355	1,489
Hamilton County OH Sewer System Rev	5.25%	12/1/2019 (1)	1,000	1,094
Hamilton OH Electric System Rev. VRDO	1.32%	9/8/2004 (4)	3,300	3,300
Highland OH Local School Dist. School Improvement GO	5.75%	12/1/2017 (4)	1,510	1,727
Hilliard OH School Dist. GO	5.75%	12/1/2005 (3)(Prere.)	2,000	2,144
Hilliard OH School Dist. GO	0.00%	12/1/2012 (3)	3,220	2,359
Hilliard OH School Dist. GO	0.00%	12/1/2013 (3)	3,220	2,237
Hilliard OH School Dist. GO	0.00%	12/1/2014 (3)	2,720	1,802
Hilliard OH School Dist. GO	0.00%	12/1/2015 (3)	3,720	2,339
Hilliard OH School Dist. GO	5.25%	12/1/2016 (3)	2,000	2,201
Indian Hill OH Exempt Village School Dist. Hamilton County GO	5.50%	12/1/2015	1,295	1,463
Lake County OH Hosp. Fac. Rev. (Lake Hosp. System Inc.)	5.375%	8/15/2015 (2)	2,900	3,116
Lake Ohio Local School Dist. Stark County OH GO	5.75%	12/1/2021 (3)	1,000	1,132
Logan Hocking OH Local School Dist. GO	5.50%	12/1/2018 (1)	1,675	1,887
Lorain County OH GO	5.50%	12/1/2015 (3)	1,000	1,137
Lorain County OH GO	5.50%	12/1/2017 (3)	1,000	1,130
Lorain County OH GO	5.50%	12/1/2022 (3)	1,500	1,642
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	6.00%	9/1/2004 (1)	1,080	1,080
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	6.00%	9/1/2008 (1)	1,250	1,395
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/2014 (1)	3,290	3,643
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/2015 (2)	2,500	2,810
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/2017 (2)	2,075	2,323
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.75%	11/15/2014 (1)(ETM)	5,360	5,705
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.75%	11/15/2014 (1)	640	700
Mad River OH Local School Dist. GO	5.75%	12/1/2016 (3)	1,195	1,380
Madison OH Local School Dist. Butler County GO	5.75%	12/1/2026 (1)	750	835
Mahoning Valley OH Sanitation Dist. Water Rev	5.75%	11/15/2018 (4)	1,300	1,472
Marion OH GO	5.40%	12/1/2020 (1)	1,000	1,110
Mason OH City School Dist. School Improvement GO	5.375%	12/1/2015	4,095	4,585
Miami Univ. of OH General Receipts Refunding	5.25%	12/1/2020 (2)	2,000	2,182
Middletown OH GO	5.75%	12/1/2019 (3)	2,500	2,833
Milford OH Exempt Village School Dist. School Improvement GO	6.00%	12/1/2016 (4)	1,425	1,657
Milford OH Exempt Village School Dist. School Improvement GO	6.00%	12/1/2017 (4)	1,600	1,861
Montgomery County OH GO	5.50%	12/1/2019	1,165	1,306
Montgomery County OH Rev. (Catholic Health Initiative)	5.50%	9/1/2015	3,270	3,546
Nordonia Hills OH Local School Dist. GO	0.00%	12/1/2011 (2)	1,200	924
Nordonia Hills OH Local School Dist. GO	0.00%	12/1/2012 (2)	1,700	1,244
North Olmsted OH GO (Library Improvement)	5.50%	12/1/2014 (3)	1,215	1,375
North Olmsted OH GO (Library Improvement)	5.50%	12/1/2016 (3)	1,355	1,520
Northeast Ohio Regional Sewer Dist. Rev	5.60%	11/15/2014 (2)	1,500	1,583
Northeast Ohio Regional Sewer Dist. Rev	5.60%	11/15/2013 (2)	1,880	1,984
Oak Hills OH Local School Dist. GO	7.20%	12/1/2009 (1)	1,625	1,963
Ohio Building Auth. Rev. (Admin. Building Fund)	5.50%	4/1/2016 (4)	1,000	1,122
Ohio Building Auth. Rev. (State Correctional Fac.)	5.50%	10/1/2014 (4)	1,895	2,145
Ohio Building Auth. Rev. (State Correctional Fac.)	5.75%	4/1/2014	2,000	2,283
Ohio Building Auth. Rev. (State Fac. Art Building)	5.50%	4/1/2014	1,585	1,786
Ohio Building Auth. Rev. (State Fac. Art Building)	5.50%	4/1/2015	1,500	1,679
Ohio Building Auth. Rev. (State Fac. Highway Safety Building Fund)	5.50%	10/1/2017 (4)	1,305	1,465
Ohio Building Auth. Rev. (State Fac. Highway Safety Building Fund)	5.50%	10/1/2018 (4)	1,380	1,549
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	6.50%	10/1/2020	250	312
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.50%	10/1/2019	5,000	5,613
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.50%	11/1/2014	1,000	1,139
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)	5.85%	4/1/2020 (1)	2,875	3,235
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)	5.75%	4/1/2019 (1)	4,000	4,407
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	0.00%	12/1/2006 (3)	1,000	955
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	5.375%	12/1/2013 (2)	2,900	3,269
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	5.375%	12/1/2016 (2)	1,795	2,003
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	6.00%	5/15/2011 (1)	2,000	2,233
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	5.30%	5/15/2017 (1)	2,200	2,385
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	5.375%	5/15/2022 (1)	6,250	6,754
Ohio Housing Finance Agency Mortgage Rev	5.45%	9/1/2031	1,940	1,949
Ohio Housing Finance Agency Mortgage Rev	5.625%	3/1/2032	3,905	4,158
Ohio Housing Finance Agency Mortgage Rev	5.025%	3/1/2021	145	146
Ohio PCR (General Motors Corp.)	5.625%	3/1/2015	3,000	3,269
Ohio PCR (Sohio Air British Petroleum Co.) VRDO	1.35%	9/1/2004	2,500	2,500
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.38%	9/1/2004	300	300
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.38%	9/1/2004	1,000	1,000
Ohio Solid Waste Rev. (Waste Management Inc.) PUT	4.85%	11/1/2007	2,500	2,607
Ohio State Parks & Recreation Capital Fac. Rev	5.50%	12/1/2014	500	566
Ohio State Parks & Recreation Capital Fac. Rev	5.50%	12/1/2015	2,245	2,523
Ohio State Univ. General Receipts Rev	5.75%	12/1/2013	1,000	1,140
Ohio State Univ. General Receipts Rev	5.25%	12/1/2015	4,595	5,102
Ohio State Univ. General Receipts Rev	5.25%	6/1/2023	3,000	3,192
Ohio Turnpike Comm. Turnpike Rev	5.50%	2/15/2018	3,150	3,505
Ohio Turnpike Comm. Turnpike Rev	5.50%	2/15/2019	2,235	2,490
Ohio Turnpike Comm. Turnpike Rev	5.50%	2/15/2020	1,570	1,747
Ohio Water Dev. Auth. PCR	5.125%	6/1/2019 (1)	1,900	2,046
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.50%	6/1/2021 (4)	1,215	1,410
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	12/1/2018	2,100	2,336
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	12/1/2020	2,170	2,367
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	12/1/2022	2,735	2,953
Ohio Water Dev. Auth. Rev. (Pure Water)	5.50%	12/1/2011 (2)	250	252
Ohio Water Dev. Auth. Rev. (Pure Water)	7.00%	12/1/2009 (2)(ETM)	1,500	1,706
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	1.33%	9/8/2004 (1)	1,100	1,100
Olentangy OH Local School Dist. GO	5.50%	12/1/2015 (4)	2,000	2,259
Olentangy OH Local School Dist. GO	5.50%	12/1/2016 (4)	1,230	1,385
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.50%	12/1/2019 (3)	1,300	1,466
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.50%	12/1/2020 (3)	2,750	3,087
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.50%	12/1/2019 (3)	1,000	1,128
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.50%	12/1/2020 (3)	1,000	1,123
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.25%	12/1/2021 (3)	1,400	1,522
Olmsted Falls OH School Dist. GO	6.85%	12/15/2004 (3)(Prere.)	565	585
Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.)	5.25%	11/1/2013	2,000	2,101
Perrysburg OH Exempted Village School Dist. GO	5.75%	12/1/2013 (4)	1,385	1,627
Plain OH Local School Dist. GO	5.50%	12/1/2017 (3)	1,175	1,323
Reynoldsburg OH School Dist. GO	0.00%	12/1/2009 (3)	1,465	1,246
Reynoldsburg OH School Dist. GO	0.00%	12/1/2010 (3)	1,465	1,191
Richland County OH GO	6.95%	12/1/2011 (2)	450	488
Richland County OH GO	5.40%	12/1/2015 (2)	1,120	1,187
Rocky River OH City School Dist. GO	5.375%	12/1/2017	2,200	2,506
Sugarcreek OH Local School Dist. GO	5.25%	12/1/2019 (1)	1,215	1,333
Sugarcreek OH Local School Dist. GO	5.25%	12/1/2020 (1)	1,460	1,593
Sugarcreek OH Local School Dist. GO	5.25%	12/1/2021 (1)	1,625	1,761
Summit County OH GO	6.25%	12/1/2010 (3)(Prere.)	1,420	1,693
Summit County OH GO	6.50%	12/1/2010 (3)(Prere.)	2,000	2,412
Summit County OH GO	5.50%	12/1/2019 (3)	1,000	1,165
Summit County OH GO	5.50%	12/1/2020 (3)	1,725	2,007
Summit County OH GO	5.75%	12/1/2012 (3)(Prere.)	1,800	2,122
Summit County OH GO	5.75%	12/1/2012 (3)(Prere.)	1,910	2,252
Summit County OH GO	5.75%	12/1/2012 (3)(Prere.)	2,020	2,382
Summit County OH GO	5.75%	12/1/2012 (3)(Prere.)	1,420	1,674
Summit County OH GO	5.75%	12/1/2012 (3)(Prere.)	1,595	1,881
Summit County OH Sanitary Sewer System Improvement GO	5.50%	12/1/2011 (3)(Prere.)	1,015	1,174
Tri Valley OH Local School Dist. GO	5.50%	12/1/2016 (3)	1,255	1,452
Tri Valley OH Local School Dist. GO	5.50%	12/1/2019 (3)	1,785	2,075
Univ. of Akron OH General Receipts Rev	5.50%	1/1/2010 (3)(Prere.)	2,545	2,897
Univ. of Cincinnati OH COP	5.50%	6/1/2014 (1)	1,000	1,131
Univ. of Cincinnati OH General Receipts	5.75%	6/1/2015 (3)	1,000	1,146
Univ. of Cincinnati OH General Receipts	5.75%	6/1/2016 (3)	1,910	2,189
Univ. of Cincinnati OH General Receipts	5.75%	6/1/2017 (3)	1,285	1,468
Univ. of Cincinnati OH General Receipts	5.75%	6/1/2018 (3)	1,500	1,714
Univ. of Cincinnati OH General Receipts	5.75%	6/1/2019 (3)	2,500	2,857
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2017	1,000	1,099
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2018	2,595	2,838
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2020	2,880	3,127
Univ. of Toledo OH General Receipts	5.25%	6/1/2014 (3)	975	1,086
Univ. of Toledo OH General Receipts	5.25%	6/1/2015 (3)	1,025	1,129
Univ. of Toledo OH General Receipts	5.25%	6/1/2016 (3)	1,080	1,187
Westerville OH City School Dist. GO	5.50%	6/1/2011 (1)(Prere.)	2,000	2,285
Westerville OH City School Dist. GO	5.50%	6/1/2011 (1)(Prere.)	1,225	1,399
Woodridge OH School Dist. GO	6.80%	12/1/2014 (2)	2,000	2,451
Wooster OH School Dist. GO	0.00%	12/1/2009 (4)	2,195	1,867
Wooster OH School Dist. GO	0.00%	12/1/2010 (4)	2,265	1,840
Wooster OH School Dist. GO	0.00%	12/1/2011 (4)	2,315	1,783
Outside Ohio:
Puerto Rico GO	5.50%	7/1/2020 (3)	1,000	1,168
Puerto Rico GO	5.50%	7/1/2018 (4)	2,000	2,340
Puerto Rico GO	5.50%	7/1/2029	1,500	1,635
Puerto Rico GO	5.50%	7/1/2020 (1)	1,600	1,869
Puerto Rico Govt. Dev. Bank VRDO	1.25%	9/8/2004 (1)	1,700	1,700
Puerto Rico Highway & Transp. Auth. Rev	5.50%	7/1/2019 (1)	7,000	8,192
Puerto Rico Highway & Transp. Auth. Rev	5.50%	7/1/2021	3,400	3,724
Puerto Rico Highway & Transp. Auth. Rev. VRDO	1.32%	9/8/2004 (2)	2,000	2,000
Puerto Rico Muni. Finance Agency	5.25%	8/1/2019 (4)	3,000	3,315
Puerto Rico Muni. Finance Agency	5.25%	8/1/2020 (4)	2,500	2,747
Puerto Rico Public Finance Corp.	5.50%	2/1/2012 (Prere.)	3,005	3,412
Puerto Rico Public Finance Corp.	5.50%	8/1/2029	995	1,044
Puerto Rico Public Finance Corp.	6.00%	8/1/2026 (ETM)	305	362
Puerto Rico Public Finance Corp.	6.00%	8/1/2026	3,195	3,697

TOTAL MUNICIPAL BONDS
(Cost $462,347)				497,528

OTHER ASSETS AND LIABILITIES-NET (1.1%)				5,620

NET ASSETS (100%)				$503,148

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10)XL Capital Assurance Inc.
(11)CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2004, the cost of investment securities for tax purposes was $462,916,000. Net unrealized appreciation of investment securities was $34,612,000, consisting of unrealized gains of $34,779,000 on securities that had risen in value since their purchase and $167,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 22, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.